PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	9 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of prepaid expense and other receivables

(In thousands)	As of December 31, 2023	As of March 31, 2023

Prepaid clinical research costs	$1,866	$1,653
Tax deposits	104	119
Prepaid insurance	97	621
Other receivables	56	71
Other prepaid expenses	52	56
Research & development tax credits	–	169
Total prepaid expenses and other receivables	$2,175	$2,689